Financial Instruments - Percentage of Revenue Generated from Top Customer and Top Five Customers (Detail)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Top customer [member]
Disclosure of major customers [line items]
Percentage of revenue generated from customers	6.50%	7.30%	8.10%
Top five customers [Member]
Disclosure of major customers [line items]
Percentage of revenue generated from customers	23.80%	27.10%	26.80%